UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                                --------------


Check here if Amendment [ ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              West Face Capital Inc.
Address:           2 Bloor Street East, Suite 810
                   Toronto, Ontario M4W 1A8

Form 13F File Number:  028-13428
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Alexander Singh
Title:       Counsel
Phone:       (647) 724-8917

Signature, Place and Date of Signing:

      /s/ Alexander Singh              Toronto, ON            May 16, 2011
----------------------------         ---------------          ------------
        [Signature]                    [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           1
                                               ----------------------------
Form 13F Information Table Entry Total:                      13
                                               ----------------------------
Form 13F Information Table Value Total:                  $153,566
                                               ----------------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     13F File Number                           Name:

01     028-05431                   Sunrise Partners Limited Partnership



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

                                                            WEST FACE CAPITAL INC.
                                                           FORM 13F INFORMATION TABLE
                                                          Quarter Ended March 31, 2011

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                                                         VALUE      SHRS OR   SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
                                                         -----      -------   ---  ---  ----------  -------   ----------------------
      NAME OF ISSUER           CLASS TITLE     CUSIP   (x$1000)    PRN AMT   PRN  CALL DISCRETION  MANAGERS  SOLE       SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION *W EXP 10/28/201  060505153     731     290,000   SH          SOLE                 290,000
BANRO CORP                  *W EXP 09/17/201  066800111     198     349,000   SH          SOLE                 349,000
FORD MTR CO DEL             *W EXP 01/01/201  345370134   9,570   1,500,000   SH          SOLE               1,500,000
GOLD RESV INC               NOTE 5.500% 6/1   38068NAB4  10,666  13,229,000  PRN          SOLE                                  NONE
GOLD RESV INC                    CL A         38068N108  16,467   9,630,000   SH          SOLE               9,630,000
IRIDIUM COMMUNICATIONS INC  *W EXP 02/14/201  46269C128   1,555   1,110,600   SH          SOLE               1,110,600
IRIDIUM COMMUNICATIONS INC  *W EXP 02/14/201  46269C110   2,490   1,042,026   SH          SOLE               1,042,026
PHI INC                       COM NON VTG     69336T205  82,507   3,729,991   SH          SOLE                                  NONE
QUAD / GRAPHICS INC             COM CL A      747301109  17,867     420,000   SH          SOLE                 420,000
REPUBLIC AWYS HLDGS INC           COM         760276105   3,122     485,500   SH          SOLE                 485,500
SOLUTIA INC                 *W EXP 02/27/201  834376147     467     160,051   SH          OTHER       01       136,747  23,304
SONDE RES CORP                    COM         835426107   3,558   1,000,000   SH          SOLE               1,000,000
SUPERMEDIA INC                    COM         868447103   4,368     700,000   SH          SOLE                 700,000